Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Future Minimum Contractual Charter Revenue [Abstract]
Twelve month period ending June 30, 2026	$ 113,283
Twelve month period ending June 30, 2027	16,689
Total	129,972
Office Lease [Abstract]
Office rent expense	84	$ 82
Office Rental Obligations [Abstract]
Twelve month period ending June 30, 2026	141
Twelve month period ending June 30, 2027	141
Twelve month period ending June 30, 2028	105
Total	387
Less: imputed interest	(122)
Present value of lease liabilities	265
Operating lease liability, current	102		$ 93
Operating lease liability, non-current	$ 163		$ 189
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	60 months